Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 16,374,578	₩ 14,881,620
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current bonds issued	₩ 16,374,578	14,881,620
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2001
Maturity date	January 2027~ December
Interest rate (%)	1.05%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2025
Maturity date	2040
Interest rate (%)	8.25%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July 2019
Maturity date	January 2027
Interest rate (%)	1.77%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October 2025
Maturity date	May 2035
Interest rate (%)	8.40%
Gross amount [member] | Export-Import Bank of Korea and others [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 6,605,336	4,868,703
Gross amount [member] | KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	9,859,696	10,108,600
Present value discount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(49,101)	(51,173)
Discount on debentures [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (41,353)	₩ (44,510)